Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The following tables set forth the fair value of the Plan's assets at fair value, by level and investment asset class:

	As of December 31, 2025
Asset	Level 1	Level 2	Level 3	Non-Published NAV(2)	Total
NW Natural Holding Company unitized stock	$12,236,653	$—	$—	$—	$12,236,653
Mutual funds	40,446,472	—	—	—	40,446,472
Brokerage accounts	10,630,109	—	—	—	10,630,109
Total investments in the fair value hierarchy	63,313,234	—	—	—	63,313,234
Collective trust funds(1)	—	—	—	351,447,853	351,447,853
Total investments at fair value	$63,313,234	$—	$—	$351,447,853	$414,761,087

	As of December 31, 2024
Asset	Level 1	Level 2	Level 3	Non-Published NAV(2)	Total
NW Natural Holding Company unitized stock	$10,360,750	$—	$—	$—	$10,360,750
Mutual funds	35,737,764	—	—	—	35,737,764
Brokerage accounts	7,457,101	—	—	—	7,457,101
Total investments in the fair value hierarchy	53,555,615	—	—	—	53,555,615
Collective trust funds(1)	—	—	—	285,571,879	285,571,879
Total investments at fair value	$53,555,615	$—	$—	$285,571,879	$339,127,494
(1)    NW Natural believes the redemption value of the collective trust funds is likely to be the fair value, which is represented by the net asset value. A majority of the funds permit daily redemption without written notice. However, the US Treasury MM Trust B Fund allows daily redemption with 7 day written notice. There are no unfunded commitments with respect to collective trusts.
(2) The fair value for these investments is determined using NAV as of December 31, as a practical expedient, and therefore they are not classified within the fair value hierarchy. These investments primarily consist of institutional investment products, for which the NAV is generally not publicly available.